FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 4,006.7	$ 4,476.2
Contractual cash flows	5,069.8	5,671.3
Derivative financial instruments, carrying amount	28.8	39.7
Derivative financial instruments, undiscounted cash flows	49.8	72.3
Non-derivative financial liabilities and derivative financial instruments, carrying amount	4,035.5	4,515.9
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	5,119.6	5,743.6
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,082.8	1,456.2
Derivative financial instruments, undiscounted cash flows	21.8	26.1
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,104.6	1,482.3
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	675.8	667.8
Derivative financial instruments, undiscounted cash flows	9.9	11.9
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	685.7	679.7
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	843.8	329.8
Derivative financial instruments, undiscounted cash flows	18.1	2.8
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	861.9	332.6
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	262.7	834.4
Derivative financial instruments, undiscounted cash flows	0.0	31.5
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	262.7	865.9
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	417.9	250.2
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	417.9	250.2
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,786.8	2,132.9
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,786.8	2,132.9
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	19.8	38.3
Outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,402.8	2,829.3
Outflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,084.5	2,481.4
Outflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	307.6	305.6
Outflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	10.7	39.4
Outflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	2.9
Outflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Outflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,372.2)	(2,780.2)
Inflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,062.7)	(2,443.3)
Inflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(298.9)	(295.4)
Inflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(10.6)	(38.5)
Inflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	(3.0)
Inflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Inflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Foreign currency and interest rate swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	10.0	14.4
Derivative financial instruments, undiscounted cash flows	20.2	36.2
Foreign currency and interest rate swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1.0	1.0
Foreign currency and interest rate swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1.2	1.7
Foreign currency and interest rate swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	18.0	1.9
Foreign currency and interest rate swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	31.6
Foreign currency and interest rate swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Foreign currency and interest rate swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(1.0)	(13.0)
Derivative financial instruments, undiscounted cash flows	(1.0)	(13.0)
Equity swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.0)	(13.0)
Equity swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	699.9	914.4
Contractual cash flows	699.9	914.4
Accounts payable and accrued liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	699.9	914.4
Accounts payable and accrued liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Long-term debt (other than lease liabilities)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,472.0	2,678.3
Contractual cash flows	2,472.0	2,678.3
Long-term debt (other than lease liabilities) | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	183.9	277.9
Long-term debt (other than lease liabilities) | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	476.3	469.3
Long-term debt (other than lease liabilities) | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	653.0	140.6
Long-term debt (other than lease liabilities) | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	123.2	654.5
Long-term debt (other than lease liabilities) | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	235.8	121.7
Long-term debt (other than lease liabilities) | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	799.8	1,014.3
Interest and accretion
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	0.0	0.0
Contractual cash flows	602.1	686.2
Interest and accretion | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	86.7	93.2
Interest and accretion | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	72.2	74.6
Interest and accretion | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	49.6	67.5
Interest and accretion | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	35.3	50.0
Interest and accretion | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	49.3	34.7
Interest and accretion | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	309.0	366.2
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	762.2	792.1
Contractual cash flows	1,173.7	1,237.2
Lease liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	112.3	170.7
Lease liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	103.2	98.9
Lease liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	113.4	90.3
Lease liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	82.0	101.8
Lease liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	110.9	69.9
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	651.9	705.6
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	72.6	91.4
Contractual cash flows	122.1	155.2
Other non-current liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Other non-current liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	24.1	25.0
Other non-current liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	27.8	31.4
Other non-current liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	22.2	28.1
Other non-current liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	21.9	23.9
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 26.1	$ 46.8